Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Allowance for doubtful accounts
2	Allowance for doubtful accounts

Allowance for doubtful accounts amounted to $1,415,000 as of March 31, 2014 and 2015. The Company believed that the recoverability was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2014 and 2015.

Most of the Company’s trade receivables are generally unsecured, except for two customers with receivables covered by credit insurance under a factoring agreement.